CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Servicing Class (CNIXX)	Servicing Class (CNRZX)
Class N (CNGXX)	Class N (RIMOX)
Class S (CNFXX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND	CITY NATIONAL ROCHDALE EQUITY INCOME FUND
Servicing Class (CNRMX)	Servicing Class (CNRHX)
Class N (CNRNX)	Class N (RIMHX)

CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND
Institutional Class (CNRUX)
Servicing Class (CNRVX)
Class N (CNRWX)

Supplement dated December 7, 2023, to the

Statement of Additional Information (“SAI”) dated January 31, 2023

Effective immediately, the Officers table in the “Management of the Trust” section beginning on page 68 of the SAI are deleted in its entirety and replaced with the following:

Officers

Name and Year of Birth	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Kurt Hawkesworth Year of Birth: 1971	President and Chief Executive Officer	Since 2023

Chief Operating Officer, City National Rochdale (2003-present). Head of Portfolio Management, City National Rochdale (2017-present). President and Chief Executive Officer City National Rochdale Funds, City National Rochdale Select Strategies Fund (the "Select Strategies Fund"), and City National Rochdale Strategic Credit Fund (the "Strategic Credit Fund") (2023-present).

Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021	Director of Fund Accounting, SEI Investments Company (2020-present). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (April 2021-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019).
Rochelle Levy Year of Birth: 1985	Chief Compliance Officer (“CCO”), Anti-Money Laundering Officer (“AML Officer”) and Identity Theft Program Officer (“ITP Officer”)	Since 2022	Senior Vice President and Wealth Management Chief Compliance Officer, City National Bank (2022-present). CCO, AML Officer and ITP Officer, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (September 2022-present). CCO and AML Officer, BNY Mellon Private Funds (2019-2022). CCO, BNY Mellon Commingled Funds (2019-2021). Investment Management, Head of Distribution Compliance BNY Mellon, N.A. (2019-2022). Vice President, JPMorgan Chase & Co. (2014-2019).
Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015	Group Finance Manager, City National Rochdale (2011–present). Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present).
Frank Bonsignore Year of Birth: 1967	Vice President and Secretary	Since 2023	Mutual Funds Oversight Lead, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (2023-present). Director of Operations, BNY Mellon (1997-2023).
Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019	Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present). Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014). Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-073-0100